Stock Award Plans - Narrative (Details) - USD ($)	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contractual term of award (in years)	10 years
Options granted (in shares)	1,043,349	356,343	0
Compensation cost for stock options	$ 1,344,000	$ 521,000	$ 0
Stock Option Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted (in shares)	1,043,349
Unrecognized compensation cost for stock options, net of forfeitures	$ 3,437,000
Restricted Stock Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity instruments other than options, nonvested (in shares)	409,469	435,838	460,999	466,681
Fair market value at date of grant at restricted stock	$ 9,958,286
Compensation cost for stock options	$ 4,453,000	$ 4,188,000	$ 4,259,000
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period (in years)	3 years
Minimum | Restricted Stock Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period (in years)	1 year
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period (in years)	5 years
Maximum | Restricted Stock Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period (in years)	7 years
2020 Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for grant (in shares)	3,200,000
Shares available for issuance (in shares)	2,546,414